Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by segment were as follows:

	Shooting Sports	Outdoor Products	Total
Balance at March 31, 2014	$246,487	$600,647	$847,134
Impairment	(41,020)	—	(41,020)
Effect of foreign currency exchange rates	(947)	(23,004)	(23,951)
Balance at March 31, 2015	204,520	577,643	782,163
Acquisitions	—	238,824	238,824
Effect of foreign currency exchange rates	371	2,093	2,464
Balance at March 31, 2016	$204,891	$818,560	$1,023,451

Schedule of amortizing assets
Net intangibles consisted of the following:

	March 31, 2016			March 31, 2015
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Tradenames	$185,162	$(46,812)	$138,350	$184,660	$(34,260)	$150,400
Patented technologies	27,900	(9,949)	17,951	22,600	(8,488)	14,112
Customer relationships and other	272,431	(50,757)	221,674	190,936	(31,064)	159,872
Total	485,493	(107,518)	377,975	398,196	(73,812)	324,384
Non-amortizing trade names	272,497	—	272,497	193,098	—	193,098
Net intangibles	$757,990	$(107,518)	$650,472	$591,294	$(73,812)	$517,482

Schedule of expected future amortization expense	We expect amortization expense related to these assets to be as follows:

Fiscal 2017	$35,951
Fiscal 2018	35,951
Fiscal 2019	33,207
Fiscal 2020	32,324
Fiscal 2021	32,258
Thereafter	208,284
Total	$377,975